Participative shareholders’ debentures (Tables)	12 Months Ended
Dec. 31, 2022
Participative Shareholders Debentures
statement of income and balance sheet

	December 31, 2022			December 31, 2021			December 31, 2020
	Average price (R$)	Financial income	Liabilities	Average price (R$)	Financial expense	Liabilities	Average price (R$)	Financial expense	Liabilities
Participative shareholders’ debentures	36.59	659	2,725	49.10	(716)	3,419	45.65	(1,565)	3,413

Shareholders debentures

	Availability date	Remuneration amount
Remuneration for the first half of 2022	October 3, 2022	137
Remuneration for the second half of 2021	April 1, 2022	234
Year ended December 31, 2022	-	371

Remuneration for the first half of 2021	October 1, 2021	225
Remuneration for the second half of 2020	April 1, 2021	193
Year ended December 31, 2021	-	418

Remuneration for the first half of 2020	October 1, 2020	79
Remuneration for the second half of 2019	April 1, 2020	104
Year ended December 31, 2020	-	183